Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 25,152	$ 18,419	$ 16,692	$ 19,430	$ 13,743	$ 13,516	$ 12,667	$ 12,794	$ 10,176	$ 10,074	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 24,759	18,257	16,665	19,552	13,930	13,809	13,039	13,263	10,633	10,603	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,763,555	2,017,331	1,821,476	2,112,799	1,488,663	1,459,772	1,363,066	1,371,337	1,087,764	1,072,509	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 2,023,687	1,475,827	1,332,688	1,544,687	1,088,038	1,065,722
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 27,039	19,745	17,857	20,747	14,647	14,385	13,465	13,582	10,801	10,692	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,816	17,935	16,231	20,276	14,769	14,080	12,504	12,568	10,202	9,997	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,816	17,935	16,231	20,276	14,769	14,080	12,504	12,568	10,202	9,997	10,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 2,381,598	1,793,496	1,623,113	2,027,596	1,476,908	1,407,965	1,250,405	1,256,783	1,020,201	999,735	1,000,000
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 1,779,683	1,340,216	1,212,895	1,515,151	1,103,641	1,052,122
MSCI AC World Net Dividends Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Net Dividends Index
Account Value	$ 23,816	17,935	16,231	20,276	14,769	14,080	12,504	12,568	10,202	9,997	10,000
MSCI World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Account Value	$ 25,429	19,022	17,217	21,121	15,041	14,410	12,786	12,638	10,295	10,176	10,000
MSCI World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Account Value	$ 25,429	19,022	17,217	21,121	15,041	14,410	12,786	12,638	10,295	10,176	10,000
MSCI World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Account Value	$ 2,542,937	1,902,213	1,721,679	2,112,094	1,504,055	1,441,049	1,278,618	1,263,846	1,029,533	1,017,597	1,000,000
MSCI World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Account Value	$ 1,853,182	1,386,250	1,254,684	1,539,202	1,096,089	1,050,173
MSCI World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Account Value	$ 25,429	$ 19,022	$ 17,217	$ 21,121	$ 15,041	$ 14,410	$ 12,786	$ 12,638	$ 10,295	$ 10,176	$ 10,000